Reserve Funds	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
RESERVE FUNDS

NOTE 4: - RESERVE FUNDS

		December 31,
		2021	2020
		USD in thousands

a.	Financial assets at fair value through profit or loss:
	Corporate bonds and loans (principally) – long-term marketable investments (*)	14,036	-

b.	Cash and cash equivalents	21,987	-

		36,023	-

(*)	Level 1 in the fair value hierarchy

As of December 31, 2021, the Company has segregated $36,023 that restricted as Reserve fund.

On July 13, 2021 the Company’s BOD approved the Investment Policy of the Reserve Funds (See Note 2e.). Per the approved Policy, Reserve Funds shall be invested as follows: minimum 25% in Cash and Bank deposit, up to 20% in US Bonds, up to 20% shall be invested in Exchange Traded Funds and up to 50%in corporate bonds and other instruments with least an investment grade rating. The minimum investment grade is BBB.